CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Ordinary shares, par value (in dollars per share)	$ 0.00125	$ 0.00125	$ 0.00125